Related Party Transaction	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Related Party Transaction [Abstract]
Related Party Transaction

4. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

Related Party Transactions

(i)     During the three and six months ended September 30, 2025, no advances were made by Huihe Zheng to the Company. During the three and six months ended September 30, 2024, Huihe Zheng advanced nil and $129,056 to the Company to support its operations, respectively.

(ii)    During the three and six months ended September 30, 2025, the Company advanced $256,410 and $256,410 to Huihe Zheng, respectively in connection with a proposed cash bonus for his leadership in achieving certain performance targets and improving the Company’s operational efficiency. The proposed bonus was subsequently cancelled and the full amount was repaid to the Company. During the three and six months ended September 30, 2024, no advances were made by the Company to Huihe Zheng.

Due from Related Party Balance

The Company’s due from related party balance is as follows:

	September 30, 2025	March 31, 2025
	(Unaudited)
Huihe Zheng	$256,410	$—
Total	256,410	—

The due from related balance represented an advance to Huihe Zheng in connection with a proposed cash bonus for his leadership in achieving certain performance targets and improving the Company’s operational efficiency. The proposed cash bonus was subsequently cancelled, and Mr. Zheng repaid the full amount to the Company on November 5, 2025.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to a 16.5% income tax on their taxable income generated from operations in Hong Kong. On December 29, 2017, Hong Kong government announced a two-tiered profit tax rate regime. Under the two-tiered tax rate regime, the first HK$2.0 million assessable profits will be subject to a lower tax rate of 8.25% and the excessive taxable income will continue to be taxed at the existing 16.5% tax rate. The two-tiered tax regime becomes effective from the assessment year of 2018/2019, which was on or after April 1, 2018. The application of the two-tiered rates is restricted to only one nominated enterprise among connected entities.

BVI

Under the current laws of the BVI, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no BVI withholding tax will be imposed.

US

Under the current Florida state and US federal income tax, the Company does not need to pay income taxes as Florida state does not levy income tax. The federal income tax is based on a flat rate of 21% for the calendar year of 2025 (2024: 21%).

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.

4. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company

Related Party Transactions

(i)     During the year ended March 31, 2025, Huihe Zheng advanced $129,056 (2024: $244,313) to the Company to support its operations.

(ii)    During the year ended March 31, 2025, the Company repaid $812,277 (2024: nil) to Huihe Zheng.

(iii)   On October 9, 2024, the Company issued 6,000,000 Series B Shares to Huihe Zheng at a purchase price of $0.10 per share, in exchange for the cancellation by Mr. Zheng of a portion of the currently outstanding principal amount of the debt owed by the Company to Mr. Zheng, in the amount of $600,000, which was loaned by Mr. Zheng to the Company providing for its working capital and general corporate expenses.

Due to Related Party Balance

The Company’s due to related party balance is as follows:

	March 31, 2025	March 31, 2024
	US$	US$
Huihe Zheng	—	1,283,221
Total	—	1,283,221

The due to related party balance is unsecured, interest-free and due on demand.